DEBT OBLIGATIONS (Details) € in Millions, ₩ in Millions, ₨ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 INR (₨)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 INR (₨)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Deferred financing costs	$ (462)	$ (291)
Current				$ 5,874									$ 6,135
Non-current				57,937									30,749
Total debt obligations				63,964									37,991
Funds subscription credit facilities
Disclosure of detailed information about borrowings [line items]
Secured debt obligation				4,517									436
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation				25,545									17,666
Variable rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation				25,131									16,760
Unsecured Debt | Brookfield Property Partners’ credit facilities
Disclosure of detailed information about borrowings [line items]
Total debt obligations				1,586									1,363
Unsecured Debt | Brookfield Property Partners' corporate bonds
Disclosure of detailed information about borrowings [line items]
Total debt obligations				586									0
Unsecured Debt | Brookfield Office Properties’ revolving facility
Disclosure of detailed information about borrowings [line items]
Total debt obligations				0									828
Unsecured Debt | Brookfield Office Properties’ senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Total debt obligations				0									119
Unsecured Debt | Brookfield Canada Office Properties’ revolving facility
Disclosure of detailed information about borrowings [line items]
Total debt obligations				0									276
Unsecured Debt | BPY BOPC LP credit facility
Disclosure of detailed information about borrowings [line items]
Total debt obligations				0									212
Unsecured Debt | Brookfield Property REIT Inc. term debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations				4,726									0
Unsecured Debt | Brookfield Property REIT Inc. corporate facility
Disclosure of detailed information about borrowings [line items]
Total debt obligations				387									0
Unsecured Debt | Brookfield Property REIT Inc.junior subordinated notes
Disclosure of detailed information about borrowings [line items]
Total debt obligations				206									0
Unsecured Debt | Forest City Realty Trust, Inc.
Disclosure of detailed information about borrowings [line items]
Total debt obligations				1,247									0
Unsecured Debt | Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Total debt obligations				495									622
Held for sale
Disclosure of detailed information about borrowings [line items]
Total debt obligations				153									1,107
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations				50,682									25,975
British pounds
Disclosure of detailed information about borrowings [line items]
Total debt obligations			£ 4,053	5,172								£ 3,173	4,290
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations				2,688	$ 3,666								3,132	$ 3,938
South Korean Won
Disclosure of detailed information about borrowings [line items]
Total debt obligations				1,617					₩ 1,805,000				1,692					₩ 1,805,000
Australian dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations				1,401						$ 1,988			1,554						$ 1,991
Indian Rupees
Disclosure of detailed information about borrowings [line items]
Total debt obligations				1,469		₨ 102,016							1,168		₨ 74,386
Brazilian reais
Disclosure of detailed information about borrowings [line items]
Total debt obligations				684			R$ 2,651						471			R$ 1,558
China, Yuan Renminbi
Disclosure of detailed information about borrowings [line items]
Total debt obligations				70							¥ 484		0							¥ 0
Euros
Disclosure of detailed information about borrowings [line items]
Total debt obligations				$ 643				€ 561					$ 0				€ 0
Weighted average | Unsecured Debt | Brookfield Property Partners’ credit facilities
Disclosure of detailed information about borrowings [line items]
Weighted- average rate			4.08%	4.08%	4.08%	4.08%	4.08%	4.08%	4.08%	4.08%	4.08%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%
Weighted average | Unsecured Debt | Brookfield Property Partners' corporate bonds
Disclosure of detailed information about borrowings [line items]
Weighted- average rate			4.23%	4.23%	4.23%	4.23%	4.23%	4.23%	4.23%	4.23%	4.23%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Weighted average | Unsecured Debt | Brookfield Office Properties’ revolving facility
Disclosure of detailed information about borrowings [line items]
Weighted- average rate			0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
Weighted average | Unsecured Debt | Brookfield Office Properties’ senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Weighted- average rate			0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Weighted average | Unsecured Debt | Brookfield Canada Office Properties’ revolving facility
Disclosure of detailed information about borrowings [line items]
Weighted- average rate			0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%
Weighted average | Unsecured Debt | BPY BOPC LP credit facility
Disclosure of detailed information about borrowings [line items]
Weighted- average rate			0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	2.85%	2.85%	2.85%	2.85%	2.85%	2.85%	2.85%	2.85%	2.85%
Weighted average | Unsecured Debt | Brookfield Property REIT Inc. term debt
Disclosure of detailed information about borrowings [line items]
Weighted- average rate			4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Weighted average | Unsecured Debt | Brookfield Property REIT Inc. corporate facility
Disclosure of detailed information about borrowings [line items]
Weighted- average rate			4.76%	4.76%	4.76%	4.76%	4.76%	4.76%	4.76%	4.76%	4.76%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Weighted average | Unsecured Debt | Brookfield Property REIT Inc.junior subordinated notes
Disclosure of detailed information about borrowings [line items]
Weighted- average rate			3.97%	3.97%	3.97%	3.97%	3.97%	3.97%	3.97%	3.97%	3.97%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Weighted average | Unsecured Debt | Forest City Realty Trust, Inc.
Disclosure of detailed information about borrowings [line items]
Weighted- average rate			6.38%	6.38%	6.38%	6.38%	6.38%	6.38%	6.38%	6.38%	6.38%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Weighted average | Unsecured Debt | Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Weighted- average rate			5.62%	5.62%	5.62%	5.62%	5.62%	5.62%	5.62%	5.62%	5.62%	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%
Weighted average | Secured Debt | Funds subscription credit facilities
Disclosure of detailed information about borrowings [line items]
Weighted- average rate			3.85%	3.85%	3.85%	3.85%	3.85%	3.85%	3.85%	3.85%	3.85%	2.56%	2.56%	2.56%	2.56%	2.56%	2.56%	2.56%	2.56%	2.56%
Weighted average | Secured Debt | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Weighted- average rate			4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%
Weighted average | Secured Debt | Variable rate
Disclosure of detailed information about borrowings [line items]
Weighted- average rate			4.97%	4.97%	4.97%	4.97%	4.97%	4.97%	4.97%	4.97%	4.97%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%